Organization and Nature of Operations (Details) - Schedule of consolidated financial information of the VIE and VIE’s subsidiaries - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,085,033	$ 484,389
Restricted cash	29,006	47,073
Accounts receivable	7,429,904	5,009,547
Notes receivable	302,775	892,507
Inventories, net	2,613,549	2,967,987
Due from a related party		1,503
Prepaid expense and other current assets	1,604,134	1,995,007
Total current assets	14,064,401	11,398,013
Non-current assets
Property, plant and equipment, net	12,300,491	4,623,153
Prepayment for purchase of Yingxuan Assets	3,535,975	3,640,859
Intangible assets, net	4,961,881	722,359
Finance lease right-of-use assets, net	1,299,217	1,372,169
Other non-current assets	2,174	89,193
TOTAL ASSETS	36,164,139	21,845,746
Net Assets	13,474,693	11,488,596
Current liabilities
Short-term loans	6,015,975	5,655,019
Accounts payable	2,957,110	2,447,982
Security deposit received for sales of properties	1,449,633
Due to related parties	607,236	120,980
Income tax payable	136,544	119,958
Finance lease obligation, current	315,780	533,808
Accrued expenses and other payables	955,676	808,474
Total current liabilities	12,437,954	9,686,221
Long-term loans	10,147,428
Long-term payable	42,220	378,799
Finance lease obligation, non-current	46,623	292,130
Deferred tax liability	15,221
TOTAL LIABILITIES	$ 22,689,446	$ 10,357,150